OTHER OPERATING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2024
Other operating income (expenses), net [Abstract]
Schedule of Other Operating Income (Expenses), Net

	Year ended December 31,
	2024	2023	2022

Results of sundry assets	8,867	8,165	8,177
Gain from the agreement related to the post-retirement benefits from Usiminas	—	108,696	—
Provision for legal claims and other matters (Note 19 and 25 (i) and (ii))	60,469	59,649	1,069
Other operating income (1)	—	—	5,735

Other operating income	69,336	176,510	14,981

Impairment charge (2)	(32,435)	(42,316)	(99,000)
Other operating expense (1)	(11,667)	(23,857)	—

Other operating expense	(44,102)	(66,173)	(99,000)

Other operating income (expenses), net	25,234	110,337	(84,019)
(1) For the year ended December 31, 2023, it includes the value update of certain tax liabilities in Usiminas of $10,000.
(2) For the years ended December 31, 2024 and 2023, see note 4(e)(2). For the year ended December 31, 2022, see note 4(f).